Schedule of deferred tax liability (Details) - CAD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Lease liabilities	$ 1,820
Loss carry forward	1,423
Asset retirement obligation	330
Total	3,573
Deferred tax liabilities:
Intangible assets	(3,948)	(530)
Derivative financial instruments	(82)	(41)
Loss carry forward		60
Fair value measured loans		(87)
Property, plant and equipment	(3,517)	(476)
Right-of-use assets	(1,794)
Long-term debt	(67)
Total	(9,408)	(1,074)
Net deferred tax liabilities	(5,835)	(1,074)
Deferred tax liabilities resulted from acquisition of OFIT GM&RT	(1,073)	(1,089)
Deferred tax liabilities resulted from acquisition of Solar Flow Through Funds	(9,937)
Deferred tax recovery	$ 5,175	$ 15